Financial Risk Management Objectives and Policies (Details 4) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017
Trade And Other Payables And Notes Payable [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	$ 216,938	$ 1,326,562
Borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		139,864
Convertible Notes [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		226,000
0 - 30 days [Member] | Trade And Other Payables And Notes Payable [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	216,938	1,074,569
0 - 30 days [Member] | Borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities
0 - 30 days [Member] | Convertible Notes [Member]
Disclosure of financial liabilities [line items]
Financial liabilities
31 - 60 days [Member] | Trade And Other Payables And Notes Payable [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		102,546
31 - 60 days [Member] | Borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities
31 - 60 days [Member] | Convertible Notes [Member]
Disclosure of financial liabilities [line items]
Financial liabilities
61 - 90 days [Member] | Trade And Other Payables And Notes Payable [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		72,052
61 - 90 days [Member] | Borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities
61 - 90 days [Member] | Convertible Notes [Member]
Disclosure of financial liabilities [line items]
Financial liabilities
90 days + [Member] | Trade And Other Payables And Notes Payable [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		77,395
90 days + [Member] | Borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities
90 days + [Member] | Convertible Notes [Member]
Disclosure of financial liabilities [line items]
Financial liabilities